Stockholders' Equity - 2023 Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Aug. 11, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options and RSUs outstanding (in shares)			2,816,224
Exercise price, percentage of estimated fair value per share, options	100.00%
Total common stock available for future issuance (in shares)	48,081,610	19,194,622
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options and RSUs outstanding (in shares)	5,585,008
Stock options, contractual term	10 years
Stock options granted (in shares)	2,100,307	0
Stock options, weighted average grant date fair value (in dollars per share)	$ 4.08
Recognized compensation expense	$ 724
Unrecognized compensation expense	$ 7,766
Compensation expense, period for recognition	3 years 7 months 6 days
2023 Plan | Board of Directors and Other Non-Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options granted (in shares)	278,000
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized compensation expense	$ 433
Unrecognized compensation expense	$ 609
Compensation expense, period for recognition	1 year 6 months
Vesting period	4 years
Shares vesting at each annual anniversary, percent	25.00%
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock available for future issuance (in shares)	1,396,252
Share-based compensation arrangement by share-based payment award, automatic increase period	10 years
Share-based compensation arrangement by share-based payment award, automatic increase, percentage of total shares	0.02
Share-based compensation arrangement by share-based payment award, automatic increase, percentage of initial share reserve	2